Financial Instruments - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial liabilities	$ 25,278	$ 25,475
Financial liabilities at fair value
Disclosure of financial assets [line items]
Financial liabilities	2,654	30,832
Financial liabilities at amortised cost
Disclosure of financial assets [line items]
Financial liabilities	435,983	473,763
Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 148,236	$ 201,050